Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Data (Unaudited)
Revenues	$ 255,344	$ 223,517	$ 206,880	$ 252,022	$ 246,404	$ 245,820	$ 245,653	$ 245,024	$ 937,763	$ 982,901	$ 1,040,883
Total operating expenses	295,549	423,021	186,609	164,405	143,725	164,711	146,332	159,924	1,069,584	614,692	613,342
Operating Income (Loss)	(40,205)	(199,504)	20,271	87,617	102,679	81,109	99,321	85,100	(131,821)	368,209	427,541
Net (loss) income	$ (173,322)	$ (288,402)	$ (56,246)	$ (2,594)	$ 11,844	$ 5,362	$ 868	$ (8,364)	$ (520,564)	$ 9,710	$ 36,223
Basic and Diluted (loss) earnings per share	$ (0.27)	$ (0.69)	$ (0.14)	$ (0.01)	$ 0.03	$ 0.01		$ (0.02)	$ (1.11)	$ 0.02	$ 0.09